Investments (Fixed Maturity and Equity Securities Available-For-Sale - Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Certain Fixed Maturity Securities
Gross Unrealized OTTI Loss	$ 112	$ 218	$ 361
Available-for-sale Securities, Debt Securities	365,425	350,187
CMBS (1)
Summary of Certain Fixed Maturity Securities
Gross Unrealized OTTI Loss	(1)	0
Available-for-sale Securities, Debt Securities	14,332	16,550
Gross Unrealized Gain	615	605
Foreign corporate
Summary of Certain Fixed Maturity Securities
Gross Unrealized OTTI Loss	7	0
Available-for-sale Securities, Debt Securities	61,675	63,152
Gross Unrealized Gain	4,651	3,939
Fixed Maturity Securities
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	64	74
Gross Unrealized Gain	$ 28	$ 23